Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)				$ 268	¥ 25,160	¥ 19,553	$ 18	¥ 1,762	¥ 1,523
Accrued pension and severance costs	8,146	766,112	708,402	6,193	582,491	553,096	1,953	183,621	155,306
Investments and other assets - Other (Prepaid pension and severance costs)				(1,100)	(103,498)	(19,807)	(335)	(31,462)	(33,055)
Net amount recognized				$ 5,361	¥ 504,153	¥ 552,842	$ 1,636	¥ 153,921	¥ 123,774